Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

March 16, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche CROCI® Sector Opportunities Fund and Deutsche MLP & Energy Infrastructure Fund (the “Funds”), each a series of Deutsche Securities Trust (the “Trust”) (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 170 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on March 15, 2017.

Please direct any comments or questions on this filing the undersigned at (617) 295-3011.

Very truly yours,

/s/ James M. Wall

James M. Wall

Director & Senior Counsel

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.